Securities (Carrying Value of Mortgage Backed Securities in Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of Investments [Line Items]
Mortgage Backed Securities	$ 2,332,942	$ 2,412,076
FNMA [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	1,324,293	1,384,396
FHLMC [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	824,197	823,728
GNMA [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	183,778	202,340
Private Issuer [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	$ 674	$ 1,612